Consolidated Statements of Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit/(loss) for the year	$ 634,087	$ (210,948)	$ 349,659
Items that are or will be subsequently reclassified to profit or loss
Foreign currency translation differences in respect of foreign operations	(9,776)	(10,068)	(40,694)
Reclassification of foreign currency translation differences on sale of associate	11,916	0	0
Group’s share in other comprehensive income of associated companies	5,002	(15,905)	13,611
Effective portion of change in the fair value of cash-flow hedges	11,534	(11,027)	14,774
Change in fair value of other investments at FVOCI	5,622	6,773	(2,100)
Change in fair value of derivative financial instruments used for hedging cash flows recorded to the cost of the hedged item	(41)	(1,433)	(1,043)
Change in fair value of derivatives financial instruments used to hedge cash flows transferred to the statement of profit & loss	(2,963)	(5,474)	(4,125)
Income taxes in respect of components of other comprehensive income	(1,383)	1,552	(2,658)
Total other comprehensive income for the year	19,911	(35,582)	(22,235)
Total comprehensive income for the year	653,998	(246,530)	327,424
Attributable to:
Kenon’s shareholders	614,750	(246,936)	290,985
Non-controlling interests	39,248	406	36,439
Total comprehensive income for the year	$ 653,998	$ (246,530)	$ 327,424